Commitments and Contingencies (Details)		1 Months Ended			3 Months Ended		12 Months Ended
	May 03, 2021 USD ($)	May 21, 2021 USD ($)	Jan. 31, 2020 USD ($)	Dec. 18, 2019 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 20, 2022 USD ($)	Feb. 07, 2022 USD ($)
Commitments and Contingencies (Details) [Line Items]
Company leased office space					$ 5,500		$ 5,500
Rental deposit						$ 15,000	15,000
Rent expense					$ 0	$ 20,000	$ 26,000	$ 66,000
Office lease term, description					The Company is not a party to a lease with a term in excess of 12 months and has a month-to-month lease as of March 31, 2022.		The Company is not a party to a lease with a term in excess of 12 months and has a month-to-month lease as of December 31, 2021.
Litigations description					As of March 31, 2022, the Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims.		The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims.
OUI Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of royalty on net sales					6.00%		6.00%
Minimum Royalty Expense					$ 250,000		$ 250,000
Royalty rate, percentage					3.00%		3.00%
Royalty on sum received from sublicensee, percentage					25.00%		25.00%
Aggregate payments					$ 51,250,000		$ 51,250,000
Specified milestones					2,250,000		2,250,000
Regulatory milestones					9,500,000		9,500,000
Commercial milestones					39,500,000		39,500,000
Accrued payments							0
Oxford Research [Member]
Commitments and Contingencies (Details) [Line Items]
Agreement period				3 years
Total (in Euro) | €				€ 420,000
Prepaid amount			$ 554,802
Prepaid expense					$ 200,000		$ 200,000	$ 400,000
St. Jude Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of royalty on net sales							5.00%
Royalty on sum received from sublicensee, percentage					15.00%		15.00%
Aggregate payments					$ 1,000,000		$ 1,000,000
Specified milestones					200,000		200,000
Regulatory milestones					300,000		300,000
Commercial milestones					$ 500,000		$ 500,000
Royalty payments percentage					4.00%		4.00%
Annual maintenance fee					$ 10,000		$ 10,000
Aggregate amount	$ 73,073
Accured expenses							8,000
Accrued payments							0
Incurred related research and development expenses							$ 65,000
St Jude Research Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate amount	73,073
Accured expenses					15,000
Research and development expenses					$ 8,000
CHMC Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of royalty on net sales					5.00%
Royalty on sum received from sublicensee, percentage					25.00%		25.00%
Aggregate payments					$ 59,750,000		$ 59,750,000
Specified milestones					500,000		500,000
Regulatory milestones					1,250,000		1,250,000
Commercial milestones					$ 58,000,000		$ 58,000,000
Royalty rate decrease, post valid claim expiration					50.00%		50.00%
Option fee					$ 50,000		$ 50,000
Accrued payments							0
Underwriter Termination Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Termination fee									$ 300,000	$ 300,000
Ology Bioservices, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate amount		$ 2,800,000			2,800,000		2,800,000
Accured expenses					332,000		$ 115,000
Research and development expenses					$ (217,000)
Cost plus percentage		15.00%			15.00%		15.00%
Accounts payable							$ 164,000
Incurred related research and development expenses							$ 328,000
Pre-phase III year [Member] | OUI Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Annual maintenance fee					$10,000		$10,000
Phase III year [Member] | OUI Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Annual maintenance fee					$20,000		$20,000
Phase I [Member] | St. Jude Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate amount	57,624
Phase II [Member] | St. Jude Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate amount	$ 15,449